                                       '98





Nationwide(R) Variable Account - 9
June 30, 1998



The BEST of AMERICA(R)
   America's FUTURE Annuity(SM)


                               SEMI-ANNUAL REPORT

                                                               [NATIONWIDE LOGO]

                                               Nationwide Life Insurance Company
                                                Home Office: Columbus, Ohio




APO-3604-A (6/98)

                                [NATIONWIDE LOGO]
                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220


                                    [PHOTO]


                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to present the 1998 semi-annual report of the Nationwide Variable Account-9.

The bull market continued its run in the first half of 1998. Most of the gains came in the first quarter with more modest returns or small losses for the second half of the period. At this writing, a market correction that began in the second quarter continues to provide a good deal of day-to-day volatility. Much of the capriciousness of the market is due to uncertainty about the economic outcome in Asia. However, we think the correction will be of limited magnitude and duration and will provide a healthy respite before further market advances.

We believe that existing economic and market fundamentals provide an ongoing favorable environment for financial assets. Interest rates remain low; inflation is nearly nonexistent; corporate earnings, albeit slowing, remain positive, and U.S. economic growth appears to be on a modest but sustainable track.

Against this backdrop, we believe our variable insurance products continue to provide the versatile investment vehicle you need to respond to changing market conditions. We are committed to the continual evaluation of our products and services to ensure that we remain responsive to your long-term financial planning and retirement-savings needs.



                                               /s/ Joseph J. Gasper

                                              Joseph J. Gasper, President
                                                  August 17, 1998



                          NATIONWIDE VARIABLE ACCOUNT-9

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 1998
                                   (UNAUDITED)
ASSETS:
   Investments at market value:
      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         2,711,932 shares (cost $16,410,343) ............................................................... $   17,112,290
      American Century VP - American Century VP International (ACVPInt)
         2,834,351 shares (cost $21,746,726) ...............................................................     22,788,183
      American Century VP - American Century VP Value (ACVPValue)
         2,086,528 shares (cost $14,639,265) ...............................................................     14,188,388
      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         585,045 shares (cost $16,306,885) .................................................................     17,293,931
      Dreyfus Stock Index Fund (DryStkIx)
         4,683,315 shares (cost $134,578,091) ..............................................................    140,593,113
      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         511,757 shares (cost $16,368,204) .................................................................     17,230,849
      Fidelity VIP - Equity-Income Portfolio - Service Class (FidVIPEI)
         4,521,042 shares (cost $112,172,899) ..............................................................    113,749,417
      Fidelity VIP - Growth Portfolio - Service Class (FidVIPGr)
         1,068,828 shares (cost $38,792,651) ...............................................................     40,925,440
      Fidelity VIP - High Income Portfolio - Service Class (FidVIPHI)
         4,968,764 shares (cost $63,336,482) ...............................................................     62,705,798
      Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOv)
         644,567 shares (cost $13,015,042) .................................................................     13,284,536
      Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVIPCon)
         2,553,675 shares (cost $53,044,097) ...............................................................     56,053,175
      Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVIPGrOp)
         2,451,383 shares (cost $48,779,035) ...............................................................     50,106,266
      Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
         304,624 shares (cost $3,002,128) ..................................................................      2,833,002
      Nationwide SAT - Balanced Fund (NSATBal)
         1,678,410 shares (cost $17,797,720) ...............................................................     17,891,846
      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         3,279,422 shares (cost $78,566,571) ...............................................................     82,608,648
      Nationwide SAT - Equity Income Fund (NSATEqInc)
         678,791 shares (cost $7,203,701) ..................................................................      7,480,273
      Nationwide SAT - Global Equities Fund (NSATGlobEq)
         748,316 shares (cost $8,243,703) ..................................................................      8,538,280
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         4,753,594 shares (cost $54,647,121) ...............................................................     54,666,333
      Nationwide SAT - High Income Bond Fund (NSATHIncBd)
         1,383,801 shares (cost $14,441,951) ...............................................................     14,350,012
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         106,482,412 shares (cost $106,482,412) ............................................................    106,482,412





                                                                     (Continued)




      Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd)
         1,846,016 shares (cost $18,790,556) ...............................................................     18,570,925
      Nationwide SAT - Select Advisers Mid Cap Fund (NSATMidCap)
         391,187 shares (cost $4,108,982) ..................................................................      4,205,260
      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         1,561,680 shares (cost $16,291,691) ...............................................................     15,913,523
      Nationwide SAT - Small Company Fund (NSATSmCo)
         1,516,409 shares (cost $25,464,476) ...............................................................     25,505,991
      Nationwide SAT - Strategic Growth Fund (NSATStrGro)
         481,323 shares (cost $5,168,193) ..................................................................      5,424,514
      Nationwide SAT - Strategic Value Fund (NSATStrVal)
         882,712 shares (cost $9,502,278) ..................................................................      9,206,688
      Nationwide SAT - Total Return Fund (NSATTotRe)
         8,685,474 shares (cost $158,477,192) ..............................................................    162,418,363
      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         1,213,509 shares (cost $16,612,279) ...............................................................     17,438,123
      Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
         1,011,196 shares (cost $13,284,599) ...............................................................     14,844,357
      Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
         4,648,660 shares (cost $93,273,579) ...............................................................     89,486,706
      Oppenheimer VAF - Aggressive Growth Fund (OppAggGro)
         295,814 shares (cost $12,980,492) .................................................................     13,855,949
      Oppenheimer VAF - Growth Fund (OppGro)
         538,077 shares (cost $18,084,043) .................................................................     18,622,828
      Oppenheimer VAF - Growth & Income Fund (OppGrInc)
         1,103,136 shares (cost $24,155,013) ...............................................................     24,401,363
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         386,938 shares (cost $4,006,816) ..................................................................      3,230,931
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         149,432 shares (cost $1,944,695) ..................................................................      1,725,945
      Van Kampen American Capital LIT -
      Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)
         956,721 shares (cost $14,673,782) .................................................................     14,169,041
      Warburg Pincus Trust - Growth & Income Portfolio (WPGrInc)
         652,144 shares (cost $7,346,700) ..................................................................      7,571,397
      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         878,101 shares (cost $10,270,532) .................................................................     10,431,844
      Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
         330,550 shares (cost $4,004,827) ..................................................................      4,138,486
                                                                                                              -------------
            Total investments ..............................................................................  1,322,044,426

   Accounts receivable .....................................................................................         15,494
                                                                                                              -------------
            Total assets ...................................................................................  1,322,059,920

ACCOUNTS PAYABLE ...........................................................................................        853,289
                                                                                                              -------------
CONTRACT OWNERS' EQUITY (NOTE 4) ...........................................................................$ 1,321,206,631
                                                                                                              =============




See accompanying notes to financial statements.



                                               NATIONWIDE VARIABLE ACCOUNT-9
                                           STATEMENTS OF OPERATIONS AND CHANGES
                                                IN CONTRACT OWNERS' EQUITY
                                           SIX MONTH PERIOD ENDED JUNE 30, 1998
                                                        (UNAUDITED)



                                                        TOTAL         ACVPincGr        ACVPint        ACVPValue
                                                    -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................       $        5,951,101            4,461          26,394          28,096
  Mortality and expense risk charges (note 2):
      BOA Future (Base)..................               (1,553,710)         (17,452)        (25,373)        (18,133)
      BOA Future (Rider Option 1)........               (1,043,592)         (11,415)        (13,242)        (14,380)
      BOA Future (Rider Option 2)........                 (248,407)          (3,049)         (2,752)         (1,720)
                                                    --------------   --------------  --------------  --------------
    Net investment activity..............                3,105,392          (27,455)        (14,973)         (6,137)
                                                    --------------   --------------  --------------  --------------

  Proceeds from mutual fund shares sold..               16,226,232                -          23,510         147,489
  Cost of mutual fund shares sold........              (16,102,377)               -         (19,975)       (139,724)
                                                    --------------   --------------  --------------  --------------
    Realized gain (loss) on investments..                  123,855                -           3,535           7,765
  Change in unrealized gain (loss) on
    investments .........................               23,769,353          694,951       1,033,623        (472,263)
                                                    --------------   --------------  --------------  --------------
    Net gain (loss) on investments.......               23,893,208          694,951       1,037,158        (464,498)
                                                    --------------   --------------  --------------  --------------
  Reinvested capital gains...............                8,037,751            9,256         270,951         335,441
                                                    --------------   --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
          operations.....................               35,036,351          676,752       1,293,136        (135,194)
                                                    --------------   --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................            1,214,230,550       13,771,319      16,244,460      11,163,708
  Transfers between funds................                        -        2,265,613       4,761,636       1,920,443
  Redemptions............................              (10,153,448)         (58,474)        (60,279)       (119,061)
  Annuity benefits.......................                        -                -               -               -
  Annual contract maintenance charge (note 2)                    -                -               -               -
  Contingent deferred sales charges (note 2)               (95,154)            (260)           (447)           (750)
  Adjustments to maintain reserves.......                    2,660             (263)           (170)           (210)
                                                    --------------   --------------  --------------  --------------
      Net equity transactions............            1,203,984,608       15,977,935      20,945,200      12,964,130
                                                    --------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....            1,239,020,959       16,654,687      22,238,336      12,828,936
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD             82,185,672          457,579         549,898       1,359,398
                                                    --------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....  $         1,321,206,631       17,112,266      22,788,234      14,188,334
                                                    ==============   ==============  ==============  ==============


                                                       DrySRGro        DryStkix         DryCapAp        FidVIPEIS
                                                     -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................                        -          614,167             439         217,564
  Mortality and expense risk charges (note 2):
      BOA Future (Base)..................                  (17,946)        (155,909)        (17,642)       (125,761)
      BOA Future (Rider Option 1)........                  (12,430)        (105,768)        (10,503)        (99,797)
      BOA Future (Rider Option 2)........                   (2,925)         (22,466)         (2,815)        (24,437)
                                                     -------------   --------------  --------------  --------------
    Net investment activity..............                  (33,301)         330,024         (30,521)        (32,431)
                                                     -------------   --------------  --------------  --------------

  Proceeds from mutual fund shares sold..                   52,124                -          33,965               -
  Cost of mutual fund shares sold........                  (46,445)               -         (31,593)              -
                                                     -------------   --------------  --------------  --------------
    Realized gain (loss) on investments..                    5,679                -           2,372               -
  Change in unrealized gain (loss) on
    investments .........................                  990,754        6,025,571         864,202       1,496,665
                                                     -------------   --------------  --------------  --------------
    Net gain (loss) on investments.......                  996,433        6,025,571         866,574       1,496,665
                                                     -------------   --------------  --------------  --------------
  Reinvested capital gains...............                        -          207,363           1,464         774,271
                                                     -------------   --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
          operations.....................                  963,132        6,562,958         837,517       2,238,505
                                                     -------------   --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................               13,950,495      118,143,812      11,780,282      98,965,953
  Transfers between funds................                1,618,528       10,523,815       3,723,680       8,213,608
  Redemptions............................                  (94,168)        (746,698)        (41,911)       (976,577)
  Annuity benefits.......................                        -                -               -               -
  Annual contract maintenance charge (note 2)                    -                -               -               -
  Contingent deferred sales charges (note 2)                  (664)          (8,998)           (202)         (5,795)
  Adjustments to maintain reserves.......                     (116)          (2,515)           (559)         (3,324)
                                                     -------------   --------------  --------------  --------------
      Net equity transactions............               15,474,075      127,909,416      15,461,290     106,193,865
                                                     -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....               16,437,207      134,472,374      16,298,807     108,432,370
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD                856,724        6,120,635         932,022       5,316,805
                                                     -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....               17,293,931      140,593,009      17,230,829     113,749,175
                                                     =============   ==============  ==============  ==============



                                               NATIONWIDE VARIABLE ACCOUNT-9
                                           STATEMENTS OF OPERATIONS AND CHANGES
                                                IN CONTRACT OWNERS' EQUITY
                                           SIX MONTH PERIOD ENDED JUNE 30, 1998
                                                        (UNAUDITED)



                                                       FidVIPGrS       FidVIPHIS       FidVIPOvs      FidVIPConS
                                                    -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................      $            27,645         609,157          39,473          56,795
  Mortality and expense risk charges (note 2):
      BOA Future (Base)..................                  (43,229)        (74,458)        (16,570)        (66,011)
      BOA Future (Rider Option 1)........                  (32,542)        (45,972)         (9,642)        (42,231)
      BOA Future (Rider Option 2)........                   (7,646)        (12,862)         (2,899)         (8,068)
                                                    --------------  --------------  --------------  --------------
    Net investment activity..............                  (55,772)        475,865          10,362         (59,515)
                                                    --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold..                   18,428         178,035          36,268               -
  Cost of mutual fund shares sold........                  (17,764)       (189,567)        (33,991)              -
                                                    --------------  --------------  --------------  --------------
    Realized gain (loss) on investments..                      664         (11,532)          2,277               -
  Change in unrealized gain (loss) on
   investments ..........................                2,109,551        (646,773)        263,680       2,952,425
                                                    --------------  --------------  --------------  --------------
    Net gain (loss) on investments.......                2,110,215        (658,305)        265,957       2,952,425
                                                    --------------  --------------  --------------  --------------
  Reinvested capital gains...............                  723,135         387,069         116,340         417,852
                                                    --------------  --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
          operations. ...................                2,777,578         204,629         392,659       3,310,762
                                                    --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................               32,243,703      55,930,129      10,270,903      44,322,546
  Transfers between funds................                4,273,671       4,087,204       1,779,453       4,989,024
  Redemptions............................                 (370,478)       (422,204)        (79,377)       (277,768)
  Annuity benefits.......................                        -               -               -               -
  Annual contract maintenance charge (note 2)                    -               -               -               -
  Contingent deferred sales charges (note 2)                (3,993)         (1,838)           (246)         (2,622)
  Adjustments to maintain reserves.......                     (469)            (35)            137            (322)
                                                    --------------  --------------  --------------  --------------
      Net equity transactions............               36,142,434      59,593,256      11,970,870      49,030,858
                                                    --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....               38,920,012      59,797,885      12,363,529      52,341,620
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD              2,005,428       2,907,866         921,006       3,711,506
                                                    --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....      $        40,925,440      62,705,751      13,284,535      56,053,126
                                                    ==============  ==============  ==============  ==============


                                                       FidVIPGrOpS       MSEmMkt          NSATbal        NSATCapAp
                                                     -------------   -------------   -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................                   67,013               -         161,266         218,856
  Mortality and expense risk charges (note 2):
      BOA Future (Base)..................                  (51,061)         (4,200)        (20,038)        (91,711)
      BOA Future (Rider Option 1)........                  (45,696)         (2,032)        (15,697)        (51,812)
      BOA Future (Rider Option 2)........                   (8,721)           (725)         (4,090)        (12,369)
                                                    --------------  --------------  --------------  --------------
    Net investment activity..............                  (38,465)         (6,957)        121,441          62,964
                                                    --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold..                        -          90,423               -               -
  Cost of mutual fund shares sold........                        -         (92,207)              -               -
                                                    --------------  --------------  --------------  --------------
    Realized gain (loss) on investments..                        -          (1,784)              -               -
  Change in unrealized gain (loss) on
   investments ..........................                1,282,232        (167,279)         89,079       4,051,569
                                                    --------------  --------------  --------------  --------------
    Net gain (loss) on investments.......                1,282,232        (169,063)         89,079       4,051,569
                                                    --------------  --------------  --------------  --------------
  Reinvested capital gains...............                  232,948               -               -               -
                                                    --------------  --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
          operations. ...................                1,476,715        (176,020)        210,520       4,114,533
                                                    --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................               43,176,402       2,366,366      15,424,568      70,493,331
  Transfers between funds................                3,143,635         466,042       1,488,053       5,745,175
  Redemptions............................                 (265,428)        (19,599)       (123,039)       (404,446)
  Annuity benefits.......................                        -               -               -               -
  Annual contract maintenance charge (note 2)                    -               -               -               -
  Contingent deferred sales charges (note 2)                (2,379)              -            (658)         (1,081)
  Adjustments to maintain reserves.......                   (1,029)            (27)            156            (281)
                                                    --------------  --------------  --------------  --------------
      Net equity transactions............               46,051,201       2,812,782      16,789,080      75,832,698
                                                    --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....               47,527,916       2,636,762      16,999,600      79,947,231
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD              2,578,270         196,208         892,533       2,661,405
                                                    --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....               50,106,186       2,832,970      17,892,133      82,608,636
                                                    ==============  ==============  ==============  ==============




                                               NATIONWIDE VARIABLE ACCOUNT-9
                                           STATEMENTS OF OPERATIONS AND CHANGES
                                                IN CONTRACT OWNERS' EQUITY
                                           SIX MONTH PERIOD ENDED JUNE 30, 1998
                                                        (UNAUDITED)



                                                    NSATEqinc      NSATglobEq       NSATGvtBd      NSATHincBd
                                                 --------------  --------------  --------------  --------------

INVESTMENT ACTIVITY:
  Reinvested dividends ..................       $        19,959          66,206       1,094,640         276,651
  Mortality and expense risk charges (note 2):
      BOA Future (Base)..................                (9,633)        (10,376)        (66,286)        (16,284)
      BOA Future (Rider Option 1)........                (7,087)         (7,089)        (44,964)         (9,609)
      BOA Future (Rider Option 2)........                (1,452)         (2,338)        (14,376)         (4,382)
                                                 --------------  --------------  --------------  --------------
    Net investment activity..............                 1,787          46,403         969,014         246,376
                                                 --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold..                14,293         158,962         135,689          17,724
  Cost of mutual fund shares sold........               (13,972)       (156,094)       (135,099)        (16,884)
                                                 --------------  --------------  --------------  --------------
    Realized gain (loss) on investments..                   321           2,868             590             840
  Change in unrealized gain (loss) on
    investments .........................               267,472         291,311          46,472         (90,277)
                                                 --------------  --------------  --------------  --------------
    Net gain (loss) on investments.......               267,793         294,179          47,062         (89,437)
                                                 --------------  --------------  --------------  --------------
  Reinvested capital gains...............                     -               -               -               -
                                                 --------------  --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
          operations.....................               269,580         340,582       1,016,076         156,939
                                                 --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................             6,391,812       7,056,113      55,133,168      12,213,357
  Transfers between funds................               277,908         671,128      (4,381,026)      1,113,563
  Redemptions............................               (50,570)        (42,742)       (271,072)        (47,416)
  Annuity benefits.......................                     -               -               -               -
  Annual contract maintenance charge (note 2)                 -               -               -               -
  Contingent deferred sales charges (note 2)               (842)           (276)         (1,786)           (410)
  Adjustments to maintain reserves.......                  (365)             (4)            990              (3)
                                                 --------------  --------------  --------------  --------------
      Net equity transactions............             6,617,943       7,684,219      50,480,274      13,279,091
                                                 --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....             6,887,523       8,024,801      51,496,350      13,436,030
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD             592,741         513,483       3,170,009         913,981
                                                 --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....       $     7,480,264       8,538,284      54,666,359      14,350,011
                                                 ==============  ==============  ==============  ==============

                                                    NSATMyMkt       NSATMSecBd       NSATMidCap      NSATSmCapV
                                                 --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................             1,407,541         257,162          14,429               -
  Mortality and expense risk charges (note 2):
      BOA Future (Base)..................              (150,217)        (22,819)         (4,960)        (21,424)
      BOA Future (Rider Option 1)........               (87,321)        (13,779)         (3,946)        (11,693)
      BOA Future (Rider Option 2)........               (31,007)         (4,720)         (1,599)         (2,096)
                                                 --------------  --------------  --------------  --------------
    Net investment activity..............             1,138,996         215,844           3,924         (35,213)
                                                 --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold..            11,774,723          17,958          85,216          42,378
  Cost of mutual fund shares sold........           (11,774,723)        (17,588)        (80,512)        (39,503)
                                                 --------------  --------------- --------------  --------------
    Realized gain (loss) on investments..                    -              370           4,704           2,875
  Change in unrealized gain (loss) on
    investments .........................                    -         (219,480)         90,839        (382,846)
                                                 --------------  --------------- --------------  --------------
    Net gain (loss) on investments.......                    -         (219,110)         95,543        (379,971)
                                                 --------------  --------------- --------------  --------------
  Reinvested capital gains...............                    -                -               -               -
                                                 --------------  --------------- --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
          operations.....................             1,138,996          (3,266)         99,467        (415,184)
                                                 --------------  --------------- --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................           186,043,862      15,210,546       3,533,619      13,110,815
  Transfers between funds................           (91,737,935)      2,416,310         360,265       2,119,536
  Redemptions............................            (2,962,036)        (92,986)        (16,908)        (58,885)
  Annuity benefits.......................                     -               -               -               -
  Annual contract maintenance charge (note 2)                 -               -               -               -
  Contingent deferred sales charges (note 2)            (39,649)         (1,079)           (252)            (23)
  Adjustments to maintain reserves.......                16,525              94               4              38
                                                 --------------  --------------  --------------  --------------
      Net equity transactions............            91,320,767      17,532,885       3,876,728      15,171,481
                                                 --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....            92,459,763      17,529,619       3,976,195      14,756,297
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD          13,185,940       1,041,296         229,062       1,157,154
                                                 --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....           105,645,703      18,570,915       4,205,257      15,913,451
                                                 ==============  ==============  ==============  ==============




                                               NATIONWIDE VARIABLE ACCOUNT-9
                                           STATEMENTS OF OPERATIONS AND CHANGES
                                                IN CONTRACT OWNERS' EQUITY
                                           SIX MONTH PERIOD ENDED JUNE 30, 1998
                                                        (UNAUDITED)



                                                    NSATSmCo       NSATStrGro      NSATStrVal       NSATTotRe
                                                 --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................       $             -               -          19,811         522,242
  Mortality and expense risk charges (note 2):
      BOA Future (Base)..................               (31,659)         (7,315)        (11,222)       (179,497)
      BOA Future (Rider Option 1)........               (22,714)         (3,920)         (7,737)       (116,792)
      BOA Future (Rider Option 2)........                (4,882)           (985)         (1,860)        (21,118)
                                                 --------------  --------------  --------------  --------------
    Net investment activity..............               (59,255)        (12,220)         (1,008)        204,835
                                                 --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold..                     -          12,423         641,304         425,198
  Cost of mutual fund shares sold........                     -         (11,202)       (588,014)       (397,397)
                                                 --------------  --------------  --------------  --------------
    Realized gain (loss) on investments..                     -           1,221          53,290          27,801
  Change in unrealized gain (loss) on
    investments .........................                62,404         247,883        (299,633)      4,021,183
                                                 --------------  --------------  --------------  --------------
    Net gain (loss) on investments.......                62,404         249,104        (246,343)      4,048,984
                                                 --------------  --------------  --------------  --------------
  Reinvested capital gains...............                     -               -               -               -
                                                 --------------  --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
          operations.....................                 3,149         236,884        (247,351)      4,253,819
                                                 --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................            21,040,412       4,503,596       8,353,578     148,066,282
  Transfers between funds................             3,055,053         374,759         652,604       5,005,324
  Redemptions............................              (150,283)        (16,084)        (35,281)       (953,814)
  Annuity benefits.......................                     -               -               -               -
  Annual contract maintenance charge (note 2)                 -               -               -               -
  Contingent deferred sales charges (note 2)               (664)           (657)           (279)         (8,945)
  Adjustments to maintain reserves.......                   (71)            (30)            (83)         (2,634)
                                                 --------------  --------------  --------------  --------------
      Net equity transactions............            23,944,447       4,861,584       8,970,539     152,106,213
                                                 --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....            23,947,596       5,098,468       8,723,188     156,360,032
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD           1,558,315         326,042         483,463       6,058,146
                                                 --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....       $    25,505,911       5,424,510       9,206,651     162,418,178
                                                 ==============  ==============  ==============  ==============

                                                   NBAMTGuard       NBAMTMCGr        NBAMTPart       OppAggGro
                                                 --------------   -------------   --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................                 1,976           2,804         110,164           9,456
  Mortality and expense risk charges (note 2):
      BOA Future (Base)..................               (14,643)        (13,529)       (132,881)        (15,111)
      BOA Future (Rider Option 1)........               (14,831)        (14,991)        (85,585)        (10,633)
      BOA Future (Rider Option 2)........                (2,083)         (3,135)        (14,172)         (2,433)
                                                 --------------  --------------  --------------  --------------
    Net investment activity..............               (29,581)        (28,851)       (122,474)        (18,721)
                                                 --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold..               282,839          48,056         833,649          44,922
  Cost of mutual fund shares sold........              (213,169)        (33,151)       (838,575)        (42,570)
                                                 --------------  --------------  --------------  --------------
    Realized gain (loss) on investments..                69,670          14,905          (4,926)          2,352
  Change in unrealized gain (loss) on
    investments .........................               814,051       1,486,108      (3,863,521)        870,434
                                                 --------------  --------------  --------------  --------------
    Net gain (loss) on investments.......               883,721       1,501,013      (3,868,447)        872,786
                                                 --------------  --------------  --------------  --------------
  Reinvested capital gains...............                     -          19,626       3,470,168          97,107
                                                 --------------  --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
          operations.....................               854,140       1,491,788        (520,753)        951,172
                                                 --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................            10,409,623       9,482,465      72,378,126      11,108,749
  Transfers between funds................             5,838,170       2,499,743       4,854,052       1,119,396
  Redemptions............................              (125,365)       (210,254)       (581,536)        (43,704)
  Annuity benefits.......................                     -               -               -               -
  Annual contract maintenance charge (note 2)                 -               -               -               -
  Contingent deferred sales charges (note 2)               (498)           (756)         (3,465)           (155)
  Adjustments to maintain reserves.......                    (9)             64          (1,455)             36
                                                 --------------  --------------  --------------  --------------
      Net equity transactions............            16,121,921      11,771,262      76,645,722      12,184,322
                                                 --------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....            16,976,061      13,263,050      76,124,969      13,135,494
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD             462,067       1,581,322      13,361,586         720,441
                                                 --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....            17,438,128      14,844,372      89,486,555      13,855,935
                                                 ==============  ==============  ==============  ==============





                                               NATIONWIDE VARIABLE ACCOUNT-9
                                           STATEMENTS OF OPERATIONS AND CHANGES
                                                IN CONTRACT OWNERS' EQUITY
                                           SIX MONTH PERIOD ENDED JUNE 30, 1998
                                                        (UNAUDITED)



                                                     OppGro         OppGrinc       VEWrldEMkt       VEWrldHAs
                                                 --------------  --------------  -------------   --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................       $        37,971          15,499          10,120           2,513
  Mortality and expense risk charges (note 2):
      BOA Future (Base)..................               (20,120)        (25,383)         (5,115)         (2,698)
      BOA Future (Rider Option 1)........               (13,572)        (18,204)         (6,092)         (1,125)
      BOA Future (Rider Option 2)........                (4,290)         (4,880)         (1,077)           (585)
                                                 --------------  --------------  --------------  --------------
    Net investment activity..............                   (11)        (32,968)         (2,164)         (1,895)
                                                 --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold..                     -           8,821         803,648          13,042
  Cost of mutual fund shares sold........                     -          (7,753)       (860,939)        (16,128)
                                                 --------------  --------------  --------------  --------------
    Realized gain (loss) on investments..                     -           1,068         (57,291)         (3,086)
  Change in unrealized gain (loss) on
    investments .........................               529,042         221,076        (780,028)       (222,069)
                                                 --------------  --------------  --------------  --------------
    Net gain (loss) on investments.......               529,042         222,144        (837,319)       (225,155)
                                                 --------------  --------------  --------------  --------------
  Reinvested capital gains...............               458,139         341,298           8,995          61,720
                                                 --------------  --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from                   987,170         530,474        (830,488)       (165,330)
          operations.....................        --------------  --------------  --------------  --------------


EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................            15,905,995      20,755,769       3,870,771       1,501,381
  Transfers between funds................               887,502       2,155,235        (417,134)        194,383
  Redemptions............................              (105,308)       (123,265)        (49,712)        (24,475)
  Annuity benefits.......................                     -               -               -               -
  Annual contract maintenance charge (note 2)                 -               -               -               -
  Contingent deferred sales charges (note 2)             (2,614)         (1,249)            (41)           (186)
  Adjustments to maintain reserves.......                  (155)            (25)            149            (255)
                                                 --------------  --------------  --------------  --------------
      Net equity transactions............            16,685,420      22,786,465       3,404,033       1,670,848
                                                 --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....            17,672,590      23,316,939       2,573,545       1,505,518
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD             950,233       1,084,375         657,536         220,179
                                                 --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....       $    18,622,823      24,401,314       3,231,081       1,725,697
                                                 ==============  ==============  ==============  ==============

                                                     VKMSRESec        WPGrinc          WPintEq        WPPVenCap
                                                 --------------  --------------  -------------   --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................                10,631               -               -               -
  Mortality and expense risk charges (note 2):
      BOA Future (Base)..................               (19,769)         (8,944)        (14,633)         (3,698)
      BOA Future (Rider Option 1)........               (13,593)         (4,809)         (7,741)         (2,606)
      BOA Future (Rider Option 2)........                (2,568)         (2,139)         (2,089)           (597)
                                                 --------------  --------------  --------------  --------------
    Net investment activity..............               (25,299)        (15,892)        (24,463)         (6,901)
                                                 --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold..                89,461          35,654         128,273          31,757
  Cost of mutual fund shares sold........              (102,351)        (32,559)       (125,342)        (27,586)
                                                 --------------  --------------  --------------  --------------
    Realized gain (loss) on investments..               (12,890)          3,095           2,931           4,171
  Change in unrealized gain (loss) on
    investments .........................              (444,637)        218,642         205,304         131,636
                                                 --------------  --------------  --------------  --------------
    Net gain (loss) on investments.......              (457,527)        221,737         208,235         135,807
                                                 --------------  --------------  --------------  --------------
  Reinvested capital gains...............               104,608               -               -               -
                                                 --------------  --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from                  (378,218)        205,845         183,772         128,906
          operations.....................        --------------  --------------  --------------  --------------


EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................            12,511,790       6,235,906       8,396,403       2,768,435
  Transfers between funds................             1,041,659         723,253       1,071,525       1,105,147
  Redemptions............................               (65,953)        (27,192)        (32,638)         (6,462)
  Annuity benefits.......................                     -               -               -               -
  Annual contract maintenance charge (note 2)                 -               -               -               -
  Contingent deferred sales charges (note 2)               (355)           (656)           (373)            (11)
  Adjustments to maintain reserves.......                  (204)           (806)           (113)             (1)
                                                 --------------  --------------  --------------  --------------
      Net equity transactions............            13,486,937       6,930,505       9,434,804       3,867,108
                                                 --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....            13,108,719       7,136,350       9,618,576       3,996,014
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD           1,060,268         435,020         813,257         142,473
                                                 --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....            14,168,987       7,571,370      10,431,833       4,138,487
                                                 ==============  ==============  ==============  ==============








See accompanying notes to financial statements.

                          NATIONWIDE VARIABLE ACCOUNT-9

                          NOTES TO FINANCIAL STATEMENTS

                                  JUNE 30, 1998
                                   (UNAUDITED)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc.
                (American Century VP);
                  American Century VP - American Century VP Income & Growth
                    (ACVPIncGr)
                  American Century VP - American Century VP International
                    (ACVPInt)
                  American Century VP - American Century VP Value (ACVPValue)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                  Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)

              Portfolios of the Fidelity Variable Insurance Products Fund
                (Fidelity VIPS);
                  Fidelity VIP - Equity-Income Portfolio - Service Class Shares
                    (FidVIPEIS)
                  Fidelity VIP - Growth Portfolio - Service Class Shares
                    (FidVIPGrS)
                  Fidelity VIP - High Income Portfolio - Service Class Shares
                    (FidVIPHIS)
                  Fidelity VIP - Overseas Portfolio - Service Class Shares
                    (FidVIPOvS)

              Portfolio of the Fidelity Variable Insurance Products Fund II
                (Fidelity VIP-II);
                  Fidelity VIP-II - Contrafund Portfolio - Service Class Shares
                    (FidVIPConS)

              Portfolio of the Fidelity Variable Insurance Products Fund III
                (Fidelity VIP-III);
                  Fidelity VIP-III - Growth Opportunities Portfolio - Service
                    Class Shares (FidVIPGrOpS)

              Portfolio of the Morgan Stanley Universal Funds, Inc.
                (Morgan Stanley);
                  Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT)
                (managed for a fee by an affiliated investment advisor);
                  Nationwide SAT - Balanced Fund (NSATBal)
                  Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Equity Income Fund (NSATEqInc)
                  Nationwide SAT - Global Equity Fund (NSATGlobEq)
                  Nationwide SAT - Government Bond Fund (NSATGvtBd)

                 Nationwide SAT - High Income Bond Fund (NSATHIncBd) Nationwide SAT - Money Market Fund (NSATMyMkt)
                 Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd) Nationwide SAT - Select Advisers Mid Cap Fund (NSATMidCap) Nationwide SAT - Small Cap Value Fund (NSATSmCapV) Nationwide SAT - Small Company Fund (NSATSmCo)
                 Nationwide SAT - Strategic Growth Fund (NSATStrGro) Nationwide SAT - Strategic Value Fund (NSATStrVal) Nationwide SAT - Total Return Fund (NSATTotRe)

             Portfolios of the Neuberger & Berman Advisers Management Trust
               (Neuberger &Berman AMT);
                 Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

             Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
                 Oppenheimer VAF - Aggressive Growth Fund (OppAggGro) Oppenheimer VAF - Growth Fund (OppGro)
                 Oppenheimer VAF - Growth & Income Fund (OppGrInc)

             Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                 Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

             Portfolio of the Van Kampen American Capital Life Investment Trust
               (Van Kampen American Capital LIT);
                 Van Kampen American Capital LIT - Morgan Stanley Real Estate
                   Securities Portfolio (VKMSRESec)

             Portfolios of the Warburg Pincus Trust;
               Warburg Pincus Trust - Growth & Income Portfolio (WPGrInc) Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)

        At June 30, 1998, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

        The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

    (c) Security Valuation, Transactions and Related Investment Income

        The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 1998. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

    (d) Federal Income Taxes

        Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

        The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

    (e) Use of Estimates in the Preparation of Financial Statements

        The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation equal to an annual rate of 0.95% (Base). Optional long term care facility with a one-year stepped up death benefit rider is offered at an additional annual rate of 0.05% (Rider Option 1). Optional long term care facility with a 5% enhanced death benefit rider is offered at an additional annual rate of 0.10% (Rider Option 2).

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at June 30, 1998.

                                                                                                               PERIOD
 Contract owners' equity represented by:                      UNITS           UNIT VALUE                       RETURN
                                                            ---------         ----------                       ------
   Contracts in accumulation phase:

      The BEST of AMERICA(R)
         America's FUTURE AnnuitySM (Base):
         American Century VP -
         American Century VP Income & Growth:
            Tax qualified ............................       367,778         $ 12.170718 $   4,476,122            17%
            Non-tax qualified ........................       453,825           12.170718     5,523,376            17%
         American Century VP -
         American Century VP International:
            Tax qualified ............................       502,451           12.581287     6,321,480            25%
            Non-tax qualified ........................       640,585           12.581287     8,059,384            25%
         American Century VP -
         American Century VP Value:
            Tax qualified ............................       380,975           10.853152     4,134,780             5%
            Non-tax qualified ........................       359,917           10.853152     3,906,234             5%
         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax qualified ............................       414,289           11.983981     4,964,832            18%
            Non-tax qualified ........................       396,991           11.983981     4,757,533            18%
         Dreyfus Stock Index Fund:
            Tax qualified ............................     3,277,962           12.097162    39,654,037            17%
            Non-tax qualified ........................     3,348,971           12.097162    40,513,045            17%
         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax qualified ............................       360,124           12.316444     4,435,447            20%
            Non-tax qualified ........................       450,838           12.316444     5,552,721            20%
         Fidelity VIP - Equity-Income Portfolio -
         Service Class Share:
            Tax qualified ............................     2,696,488           11.373241    30,667,808            10%
            Non-tax qualified ........................     2,637,749           11.373241    29,999,755            10%
         Fidelity VIP - Growth Portfolio -
         Service Class Share:
            Tax qualified ............................       936,805           11.887426    11,136,200            19%
            Non-tax qualified ........................       912,371           11.887426    10,845,743            19%
         Fidelity VIP - High Income Portfolio -
         Service Class Share:
            Tax qualified ............................     1,547,022           10.561923    16,339,527             4%
            Non-tax qualified ........................     1,756,144           10.561923    18,548,258             4%
         Fidelity VIP - Overseas Portfolio -
         Service Class Share:
            Tax qualified ............................       254,493           11.422611     2,906,975            15%
            Non-tax qualified ........................       421,825           11.422611     4,818,343            15%
         Fidelity VIP-II - Contrafund Portfolio -
         Service Class Share:
            Tax qualified ............................     1,407,826           11.571906    16,291,230            16%
            Non-tax qualified ........................     1,398,666           11.571906    16,185,231            16%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class Share:
            Tax qualified ............................     1,020,242           11.523659           11,756,921     11%
            Non-tax qualified ........................     1,148,339           11.523659           13,233,067     11%
         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax qualified ............................        75,934            9.979155              757,757     (4)%
            Non-tax qualified ........................       112,024            9.979155            1,117,905     (4)%
         Nationwide SAT - Balanced Fund:
            Tax qualified ............................       405,789           10.771793            4,371,075      6%
            Non-tax qualified ........................       460,857           10.771793            4,964,256      6%
         Nationwide SAT -
         Capital Appreciation Fund:
            Tax qualified ............................     2,090,188           12.328710           25,769,322     19%
            Non-tax qualified ........................     1,996,927           12.328710           24,619,534     19%
         Nationwide SAT - Equity Income Fund:
            Tax qualified ............................       147,765           11.012552            1,627,270      8%
            Non-tax qualified ........................       213,821           11.012552            2,354,715      8%
         Nationwide SAT - Global Equity Fund:
            Tax qualified ............................       157,826           11.485178            1,812,660     14%
            Non-tax qualified ........................       240,099           11.485178            2,757,580     14%
         Nationwide SAT - Government Bond Fund:
            Tax qualified ............................     1,523,556           10.498603           15,995,210      4%
            Non-tax qualified ........................     1,319,365           10.498603           13,851,489      4%
         Nationwide SAT - High Income Bond Fund:
            Tax qualified ............................       276,457           10.723072            2,964,468      5%
            Non-tax qualified ........................       437,356           10.723072            4,689,800      5%
         Nationwide SAT - Money Market Fund:
            Tax qualified ............................     2,520,266           10.289603           25,932,537      2%
            Non-tax qualified ........................     3,309,953           10.289603           34,058,102      2%
         Nationwide SAT - Multi Sector Bond Fund:
            Tax qualified ............................       467,547           10.243704            4,789,413      2%
            Non-tax qualified ........................       558,891           10.243704            5,725,114      2%
         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax qualified ............................        86,366           10.756858              929,027      8%
            Non-tax qualified ........................       103,579           10.756858            1,114,185      8%
         Nationwide SAT - Small Cap Value Fund:
            Tax qualified ............................       428,719           10.176972            4,363,061      4%
            Non-tax qualified ........................       547,426           10.176972            5,571,139      4%
         Nationwide SAT - Small Company Fund:
            Tax qualified ............................       641,956           10.153302            6,517,973      6%
            Non-tax qualified ........................       793,975           10.153302            8,061,468      6%
         Nationwide SAT - Strategic Growth Fund:
            Tax qualified ............................       160,700           11.210346            1,801,503     10%
            Non-tax qualified ........................       143,055           11.210346            1,603,696     10%
         Nationwide SAT - Strategic Value Fund:
            Tax qualified ............................       202,688           10.408807            2,109,740      3%
            Non-tax qualified ........................       315,570           10.408807            3,284,707      3%




                                                                                            (Continued)



         Nationwide SAT - Total Return Fund:
            Tax qualified ............................     4,849,195           11.700068            56,735,911    14%
            Non-tax qualified ........................     3,391,404           11.700068            39,679,657    14%
         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax qualified ............................       255,234           14.292454             3,647,920    36%
            Non-tax qualified ........................       309,296           14.292454             4,420,599    36%
         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax qualified ............................       219,553           14.682335             3,223,551    25%
            Non-tax qualified ........................       261,681           14.682335             3,842,088    25%
         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax qualified ............................     2,093,981           10.686689            22,377,724     5%
            Non-tax qualified ........................     2,757,692           10.686689            29,470,597     5%
         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax qualified ............................       339,586           11.139067             3,782,671    17%
            Non-tax qualified ........................       348,384           11.139067             3,880,673    17%
         Oppenheimer VAF - Growth Fund:
            Tax qualified ............................       448,424           11.447005             5,133,112    16%
            Non-tax qualified ........................       462,614           11.447005             5,295,545    16%
         Oppenheimer VAF -
         Growth & Income Fund:
            Tax qualified ............................       525,162           11.547264             6,064,184    13%
            Non-tax qualified ........................       605,251           11.547264             6,988,993    13%
         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax qualified ............................       117,393            6.777150               795,590   (23)%
            Non-tax qualified ........................       147,858            6.777150             1,002,056   (23)%
         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax qualified ............................        56,203            7.745281               435,308   (14)%
            Non-tax qualified ........................        86,427            7.745281               669,401   (14)%
         Van Kampen American Capital LIT -
         Morgan Stanley Real Estate
         Securities Portfolio:
            Tax qualified ............................       427,044            9.787990             4,179,902    (5)%
            Non-tax qualified ........................       421,786            9.787990             4,128,437    (5)%
         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax qualified ............................       218,158           11.603999             2,531,505    12%
            Non-tax qualified ........................       175,429           11.603999             2,035,678    12%
         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax qualified ............................       265,312           10.657104             2,827,458    13%
            Non-tax qualified ........................       345,639           10.657104             3,683,511    13%
         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax qualified ............................       110,472           11.100709             1,226,318    13%
            Non-tax qualified ........................       134,057           11.100709             1,488,128    13%



      The BEST of AMERICA(R)
      America's FUTURE AnnuitySM (Rider Option 1):
         American Century VP -
         American Century VP Income & Growth:
            Tax qualified ............................       246,663      12.166705            3,001,076          17%
            Non-tax qualified ........................       235,642      12.166705            2,866,987          17%
         American Century VP -
         American Century VP International:
            Tax qualified ............................       219,423      12.577137            2,759,713          25%
            Non-tax qualified ........................       341,425      12.577137            4,294,149          25%
         American Century VP -
         American Century VP Value:
            Tax qualified ............................       265,404      10.849565            2,879,518           5%
            Non-tax qualified ........................       231,758      10.849565            2,514,473           5%
         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax qualified ............................       243,813      11.980030            2,920,887          18%
            Non-tax qualified ........................       281,182      11.980030            3,368,569          18%
         Dreyfus Stock Index Fund:
            Tax qualified ............................     2,100,629      12.093169           25,403,262          17%
            Non-tax qualified ........................     2,058,886      12.093169           24,898,456          17%
         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax qualified ............................       228,236      12.312380            2,810,128          20%
            Non-tax qualified ........................       227,260      12.312380            2,798,111          20%
         Fidelity VIP - Equity-Income Portfolio -
         Service Class Share:
            Tax qualified ............................     1,713,879      11.369482           19,485,916          10%
            Non-tax qualified ........................     2,090,883      11.369482           23,772,257          10%
         Fidelity VIP - Growth Portfolio -
         Service Class Share:
            Tax qualified ............................       651,708      11.883508            7,744,577          18%
            Non-tax qualified ........................       672,966      11.883508            7,997,197          18%
         Fidelity VIP - High Income Portfolio -
         Service Class Share:
            Tax qualified ............................       900,211      10.558433            9,504,818           4%
            Non-tax qualified ........................     1,142,576      10.558433           12,063,812           4%
         Fidelity VIP - Overseas Portfolio -
         Service Class Share:
            Tax qualified ............................       188,812      11.418840            2,156,014          15%
            Non-tax qualified ........................       195,000      11.418840            2,226,674          15%
         Fidelity VIP-II - Contrafund Portfolio -
         Service Class Share:
            Tax qualified ............................       757,780      11.568095            8,766,071          16%
            Non-tax qualified ........................       980,117      11.568095           11,338,087          16%
         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class Share:
            Tax qualified ............................       831,825      11.519844            9,582,494          11%
            Non-tax qualified ........................     1,039,870      11.519844           11,979,140          11%




                                                                                            (Continued)

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax qualified ............................        26,987       9.975850              269,218          (4)%
            Non-tax qualified ........................        46,813       9.975850              466,999          (4)%
         Nationwide SAT - Balanced Fund:
            Tax qualified ............................       318,732      10.768235            3,432,181           6%
            Non-tax qualified ........................       341,717      10.768235            3,679,689           6%
         Nationwide SAT -
         Capital Appreciation Fund:
            Tax qualified ............................     1,131,977      12.324645           13,951,215          19%
            Non-tax qualified ........................     1,040,983      12.324645           12,829,746          19%
         Nationwide SAT - Equity Income Fund:
            Tax qualified ............................       110,323      11.008922            1,214,537           8%
            Non-tax qualified ........................       163,817      11.008922            1,803,449           8%
         Nationwide SAT - Global Equity Fund:
            Tax qualified ............................       111,005      11.481385            1,274,491          14%
            Non-tax qualified ........................       158,321      11.481385            1,817,744          14%
         Nationwide SAT - Government Bond Fund:
            Tax qualified ............................       855,571      10.495128            8,979,327           3%
            Non-tax qualified ........................     1,002,043      10.495128           10,516,570           3%
         Nationwide SAT - High Income Bond Fund:
            Tax qualified ............................       259,602      10.719529            2,782,811           5%
            Non-tax qualified ........................       215,074      10.719529            2,305,492           5%
         Nationwide SAT - Money Market Fund:
            Tax qualified ............................     1,451,748      10.286162           14,932,915           2%
            Non-tax qualified ........................     1,893,410      10.286162           19,475,922           2%
         Nationwide SAT - Multi Sector Bond Fund:
            Tax qualified ............................       301,949      10.240319            3,092,054           2%
            Non-tax qualified ........................       276,590      10.240319            2,832,370           2%
         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax qualified ............................        71,227      10.753307              765,926           8%
            Non-tax qualified ........................        77,319      10.753307              831,435           8%
         Nationwide SAT - Small Cap Value Fund:
            Tax qualified ............................       243,249      10.173615            2,474,722           4%
            Non-tax qualified ........................       255,017      10.173615            2,594,445           4%
         Nationwide SAT - Small Company Fund:
            Tax qualified ............................       427,010      10.149945            4,334,128           6%
            Non-tax qualified ........................       475,524      10.149945            4,826,542           6%
         Nationwide SAT - Strategic Growth Fund:
            Tax qualified ............................        71,938      11.206638              806,183          10%
            Non-tax qualified ........................        74,636      11.206638              836,419          10%
         Nationwide SAT - Strategic Value Fund:
            Tax qualified ............................        81,243      10.405368              845,363           3%
            Non-tax qualified ........................       197,180      10.405368            2,051,730           3%
         Nationwide SAT - Total Return Fund:
            Tax qualified ............................     2,515,855      11.696195           29,425,931          14%
            Non-tax qualified ........................     2,281,878      11.696195           26,689,290          14%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax qualified ............................       320,159      14.287745             4,574,350         36%
            Non-tax qualified ........................       276,230      14.287745             3,946,704         36%
         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax qualified ............................       223,556      14.677495             3,281,242         25%
            Non-tax qualified ........................       218,385      14.677495             3,205,345         25%
         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax qualified ............................     1,470,916      10.683160            15,714,031          5%
            Non-tax qualified ........................     1,561,577      10.683160            16,682,577          5%
         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax qualified ............................       229,940      11.135390             2,560,472         17%
            Non-tax qualified ........................       253,833      11.135390             2,826,529         17%
         Oppenheimer VAF - Growth Fund:
            Tax qualified ............................       276,324      11.443223             3,162,037         16%
            Non-tax qualified ........................       299,604      11.443223             3,428,435         16%
         Oppenheimer VAF -
         Growth & Income Fund:
            Tax qualified ............................       367,147      11.543448             4,238,142         13%
            Non-tax qualified ........................       447,853      11.543448             5,169,768         13%
         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax qualified ............................        84,952       6.774914               575,542        (23)%
            Non-tax qualified ........................        77,887       6.774914               527,678        (23)%
         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax qualified ............................        28,587       7.742714               221,341        (14)%
            Non-tax qualified ........................        27,338       7.742714               211,670        (14)%
         Van Kampen American Capital LIT -
         Morgan Stanley Real Estate
         Securities Portfolio:
            Tax qualified ............................       273,996       9.784754             2,680,983         (5)%
            Non-tax qualified ........................       231,462       9.784754             2,264,799         (5)%
         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax qualified ............................        86,787      11.600162             1,006,743         12%
            Non-tax qualified ........................       111,511      11.600162             1,293,546         12%
         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax qualified ............................       127,878      10.653585             1,362,359         13%
            Non-tax qualified ........................       165,648      10.653585             1,764,745         13%
         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax qualified ............................        49,966      11.097043               554,475         13%
            Non-tax qualified ........................        51,889      11.097043               575,814         13%




                                                                                             (Continued)


      The BEST of AMERICA(R)
      America's FUTURE AnnuitySM (Rider Option 2):
      American Century VP -American
         Century VP Income & Growth:
            Tax qualified ............................       43,378      12.162681              527,593          17%
            Non-tax qualified ........................       58,960      12.162681              717,112          17%
         American Century VP -
         American Century VP International:
            Tax qualified ............................       33,320      12.572997              418,932          25%
            Non-tax qualified ........................       74,332      12.572997              934,576          25%
         American Century VP -
         American Century VP Value:
            Tax qualified ............................       31,829      10.845978              345,217           5%
            Non-tax qualified ........................       37,628      10.845978              408,112           5%
         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax qualified ............................       53,679      11.976068              642,863          18%
            Non-tax qualified ........................       53,377      11.976068              639,247          18%
         Dreyfus Stock Index Fund:
            Tax qualified ............................      383,474      12.089171            4,635,883          17%
            Non-tax qualified ........................      453,987      12.089171            5,488,326          17%
         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax qualified ............................       56,594      12.308318              696,577          20%
            Non-tax qualified ........................       76,196      12.308318              937,845          20%
         Fidelity VIP - Equity-Income Portfolio -
         Service Class Share:
            Tax qualified ............................      331,928      11.365722            3,772,601          10%
            Non-tax qualified ........................      532,376      11.365722            6,050,838          10%
         Fidelity VIP - Growth Portfolio -
         Service Class Share:
            Tax qualified ............................      120,763      11.879573            1,434,613          18%
            Non-tax qualified ........................      148,752      11.879573            1,767,110          18%
         Fidelity VIP - High Income Portfolio -
         Service Class Share:
            Tax qualified ............................      254,167      10.554939            2,682,717           4%
            Non-tax qualified ........................      337,910      10.554939            3,566,619           4%
         Fidelity VIP - Overseas Portfolio -
         Service Class Share:
            Tax qualified ............................       44,588      11.415076              508,975          15%
            Non-tax qualified ........................       58,480      11.415076              667,554          15%
         Fidelity VIP-II - Contrafund Portfolio -
         Service Class Share:
            Tax qualified ............................      110,222      11.564269            1,274,637          16%
            Non-tax qualified ........................      190,057      11.564269            2,197,870          16%
         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class Share:
            Tax qualified ............................      139,787      11.516041            1,609,793          11%
            Non-tax qualified ........................      168,875      11.516041            1,944,771          11%


         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax qualified ............................        7,601       9.972550              75,801           (4)%
            Non-tax qualified ........................       14,569       9.972550             145,290           (4)%
         Nationwide SAT - Balanced Fund:
            Tax qualified ............................       51,318      10.764679             552,422            6%
            Non-tax qualified ........................       82,911      10.764679             892,510            6%
         Nationwide SAT -
         Capital Appreciation Fund:
            Tax qualified ............................      195,646      12.320573           2,410,471           19%
            Non-tax qualified ........................      245,796      12.320573           3,028,348           19%
         Nationwide SAT - Equity Income Fund:
            Tax qualified ............................       15,658      11.005281             172,321            8%
            Non-tax qualified ........................       27,984      11.005281             307,972            8%
         Nationwide SAT - Global Equity Fund:
            Tax qualified ............................       34,791      11.477596             399,317           14%
            Non-tax qualified ........................       41,515      11.477596             476,492           14%
         Nationwide SAT - Government Bond Fund:
            Tax qualified ............................      182,440      10.491662           1,914,099            3%
            Non-tax qualified ........................      324,988      10.491662           3,409,664            3%
         Nationwide SAT - High Income Bond Fund:
            Tax qualified ............................       52,031      10.715984             557,563            5%
            Non-tax qualified ........................       97,973      10.715984           1,049,877            5%
         Nationwide SAT - Money Market Fund:
            Tax qualified ............................      405,427      10.282716           4,168,891            2%
            Non-tax qualified ........................      688,275      10.282716           7,077,336            2%
         Nationwide SAT - Multi Sector Bond Fund:
            Tax qualified ............................       84,987      10.236934             870,006            1%
            Non-tax qualified ........................      123,275      10.236934           1,261,958            1%
         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax qualified ............................       11,327      10.749743             121,762            8%
            Non-tax qualified ........................       41,203      10.749743             442,922            8%
         Nationwide SAT - Small Cap Value Fund:
            Tax qualified ............................       31,139      10.170245             316,691            4%
            Non-tax qualified ........................       58,346      10.170245             593,393            4%
         Nationwide SAT - Small Company Fund:
            Tax qualified ............................       48,055      10.146585             487,594            6%
            Non-tax qualified ........................      125,974      10.146585           1,278,206            6%
         Nationwide SAT - Strategic Growth Fund:
            Tax qualified ............................       26,311      11.202932             294,760           10%
            Non-tax qualified ........................        7,315      11.202932              81,949           10%
         Nationwide SAT - Strategic Value Fund:
            Tax qualified ............................       26,732      10.401935             278,065            3%
            Non-tax qualified ........................       61,243      10.401935             637,046            3%
         Nationwide SAT - Total Return Fund:
            Tax qualified ............................      417,918      11.692335           4,886,437           14%
            Non-tax qualified ........................      427,712      11.692335           5,000,952           14%




                                                                                            (Continued)
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


         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax qualified ............................       23,673      14.283037              338,122          36%
            Non-tax qualified ........................       35,737      14.283037              510,433          36%
         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax qualified ............................       34,637      14.672641              508,216          25%
            Non-tax qualified ........................       53,428      14.672641              783,930          25%
         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax qualified ............................      232,636      10.679628            2,484,466           5%
            Non-tax qualified ........................      258,170      10.679628            2,757,160           5%
         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax qualified ............................       31,285      11.131696              348,255          17%
            Non-tax qualified ........................       41,084      11.131696              457,335          17%
         Oppenheimer VAF - Growth Fund:
            Tax qualified ............................       74,639      11.439431              853,828          16%
            Non-tax qualified ........................       65,551      11.439431              749,866          16%
         Oppenheimer VAF -
         Growth & Income Fund:
            Tax qualified ............................       57,036      11.539629              658,174          12%
            Non-tax qualified ........................      111,100      11.539629            1,282,053          12%
         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax qualified ............................       21,616       6.772664              146,398         (23)%
            Non-tax qualified ........................       27,141       6.772664              183,817         (23)%
         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax qualified ............................       11,978       7.740146               92,711         (14)%
            Non-tax qualified ........................       12,308       7.740146               95,266         (14)%
         Van Kampen American Capital LIT -
         Morgan Stanley Real Estate
         Securities Portfolio:
            Tax qualified ............................       34,860       9.781520              340,984          (5)%
            Non-tax qualified ........................       58,670       9.781520              573,882          (5)%
         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax qualified ............................       11,946      11.596337              138,530          12%
            Non-tax qualified ........................       48,754      11.596337              565,368          12%
         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax qualified ............................       30,456      10.650066              324,358          13%
            Non-tax qualified ........................       44,075      10.650066              469,402          13%
         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax qualified ............................       10,981      11.093373              121,816          13%
            Non-tax qualified ........................       15,499      11.093373              171,936          13%
                                                             ======      =========      ---------------
                                                                                        $ 1,321,206,631
                                                                                        ===============


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
NATIONWIDE LIFE INSURANCE COMPANY                                                                            ------------------
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220                                                     Bulk Rate
                                                                                                                U.S. Postage
                                                                                                                    PAID
                                                                                                                Columbus, Ohio
                                                                                                                Permit No. 521
                                                                                                             ------------------











Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company

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